Loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current liabilities
Borrowings from a non-controlling interest shareholder	¥ 2,210	¥ 4,310
Equity Linked Securities -liability component	2,406,744
Bank loans	3,006,462
Total non-current borrowings	5,415,416	4,310
Current liabilities
Current portion of borrowings from a non-controlling interest shareholder	2,211	2,155
Equity Linked Securities - liability component	8,923
Bank loans	966,789
Other borrowings	773,095	564,800
Total current borrowings	¥ 1,751,018	¥ 566,955